Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jun. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We have implemented processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall risk management system.

We have developed a cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, a program of monitoring our network, testing of aspects of our security posture, an incident response program, and cybersecurity awareness training for employees. We regularly monitors the performance of our apps, platform, and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

We do not engage any third parties in connection with the processes for assessing, identifying, and managing material risks from cybersecurity threats. As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have developed a cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, a program of monitoring our network, testing of aspects of our security posture, an incident response program, and cybersecurity awareness training for employees. We regularly monitors the performance of our apps, platform, and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our board of directors is responsible for overseeing our cybersecurity risk management. Our board of directors shall review, approve and maintain oversight of the disclosure (i) on Form 6-K for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form 20-F) of our Company.

At management level, our Chief Executive Officer and Chief Financial Officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to our Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our executive officers shall meet with the board of directors (i) in connection with each current report to furnish information concerning any material cybersecurity incident, report the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company, if any, and the relevant disclosure issue, and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form 20-F.

If a cybersecurity incident occurs, our executive officers will promptly organize relevant personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our executive officers will promptly report the incident and assessment results to our board of directors and external legal counsel, to the extent appropriate. Our executive officers shall prepare disclosure material on the cybersecurity incident for review and approval by the board of directors, and external legal counsel (if necessary), before it is disseminated to the public.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors is responsible for overseeing our cybersecurity risk management
Cybersecurity Risk Role of Management [Text Block]	If a cybersecurity incident occurs, our executive officers will promptly organize relevant personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our executive officers will promptly report the incident and assessment results to our board of directors and external legal counsel, to the extent appropriate. Our executive officers shall prepare disclosure material on the cybersecurity incident for review and approval by the board of directors, and external legal counsel (if necessary), before it is disseminated to the public.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	our Chief Executive Officer and Chief Financial Officer are responsible for assessing, identifying and managing material risks from cybersecurity threats to our Company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our executive officers shall meet with the board of directors (i) in connection with each current report to furnish information concerning any material cybersecurity incident, report the status of any material cybersecurity incidents or material risks from cybersecurity threats to our Company, if any, and the relevant disclosure issue, and (ii) in connection with each annual report, present the disclosure concerning cybersecurity matters in Form 20-F